UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21680

Virtus Total Return Fund (Exact name of registrant as specified in charter)

101 Munson Street Greenfield, MA 01301-9668 (Address of principal executive offices) (Zip code)

William Renahan, Esq. Vice President, Chief Legal Officer and Secretary for Registrant 100 Pearl Street Hartford, CT 06103-4506 (Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1- 5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—6.3%

Argentine Republic
7.000%, 10/3/15	$125		$106
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	150		128
PIK Interest Capitalization 8.280%, 12/31/33	198		108
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	162		153
RegS 7.000%, 12/1/18(5)	65		61
RegS 12.750%, 8/23/22(5)	80		94
9.375%, 1/13/34	195		189
Commonwealth of Australia Series 118, 6.500%, 5/15/13	580	AUD	607
Commonwealth of Canada 2.000%, 3/1/14	685	CAD	680
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	375	NZD	314
Series 415, 6.000%, 4/15/15	75	NZD	67
Federative Republic of Brazil
12.500%, 1/5/22	250	BRL	166
8.500%, 1/5/24	625	BRL	329
Hellenic Republic 2.000%, 2/24/27	120	EUR	62
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	200		204
Kingdom of Norway
Series 470, 6.500%, 5/15/13	2,300	NOK	396
Treasury Bill, 0.000%, 12/18/13	1,160	NOK	196
Mongolia 144A 5.125%, 12/5/22(4)	200		187
Republic of Colombia
12.000%, 10/22/15	215,000	COP	142
4.375%, 3/21/23	229,000	COP	130
Republic of Croatia 144A 6.375%, 3/24/21(4)	200		215
Republic of Iceland 144A 5.875%, 5/11/22(4)	175		201
Republic of Indonesia 5.625%, 5/15/23	905,000	IDR	93
Republic of Korea Series 1312, 3.000%, 12/10/13	103,500	KRW	93
Republic of Peru
144A 7.840%, 8/12/20(4)	170	PEN	83
RegS 6.900%, 8/12/37(5)	265	PEN	129
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	140
Republic of Portugal 4.950%, 10/25/23	80	EUR	92
Republic of Serbia 144A 5.250%, 11/21/17(4)	200		207
Republic of Slovak 144A 4.375%, 5/21/22(4)	200		211
Republic of Slovenia 144A 5.500%, 10/26/22(4)	200		191
Republic of South Africa Series R206, 7.500%, 1/15/14	2,150	ZAR	238
Republic of Turkey 9.000%, 3/5/14	755	TRY	428

	PAR VALUE		VALUE
Republic of Uruguay 4.375%, 12/15/28	$2,453	UYU(11)	$162
Russian Federation
144A 7.850%, 3/10/18(4)	10,000	RUB	343
Series 6207 8.150%, 2/3/27	5,780	RUB	201
United Mexican States Series M,
6.000%, 6/18/15	3,210	MXN	269
6.500%, 6/9/22	4,590	MXN	414

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,981)			8,029

MORTGAGE-BACKED SECURITIES—4.8%

Non-Agency—4.8%
Banc of America Mortgage Securities, Inc. 05-05 1A19, 5.500%, 6/25/35	13		13
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW14, AM 5.243%, 12/11/38	355		399
06-PW13, AM 5.582%, 9/11/41(3)	310		348
Chase Mortgage Finance Corp. 07-A1, 10A1 3.073%, 2/25/37(3)	138		138
Countrywide Home Loan Mortgage Pass-Through- Trust 05-6, 2A1 5.500%, 4/25/35	163		160
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(4)	210		223
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.787%, 8/10/45(3)	215		246
JPMorgan Chase Commercial Mortgage Securities Corp. 10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300		332
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	163		188
MASTR Alternative Loans Trust 04-6, 10A1 6.000%, 7/25/34	126		130
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	158		166
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	300		334
Morgan Stanley Capital I Trust 07-IQ14, AM 5.663%, 4/15/49(3)	115		121
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	170		170
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	198		210
04-R3, A1 144A 6.500%, 2/25/35(4)	133		139

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	PAR VALUE	VALUE
Non-Agency—(continued)
Opteum Mortgage Acceptance Corp. 06-1, 2APT 5.750%, 4/25/36(3)	$167	$165
Reperforming Loan REMIC Trust 03-R4, 2A 144A 6.500%, 1/25/34(3)(4)	280	290
Residential Funding Mortgage Securities I, Inc. 05- S1, 1A2 5.500%, 2/25/35	300	306
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(4)	229	223
02-AL1, A3 3.450%, 2/25/32	453	449
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.776%, 1/25/37(3)	149	146
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	300	340
07-C32, A3 5.732%, 6/15/49(3)	300	344
07-C33, A5 5.926%, 2/15/51(3)	300	346
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.286%, 11/23/43(3)(4)	237	234

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $5,767)		6,160

ASSET-BACKED SECURITIES—1.5%

Citicorp Residential Mortgage Securities, Inc. 07-2, A3 6.080%, 6/25/37	183	186
CKE Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	95	97
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35	170	167
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	94	99
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	211	213
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	193	203
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	115	122
Residential Asset Mortgage Trust 04-RZ1, M1 4.320%, 3/25/34(3)	161	166
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	325	335
Terwin Mortgage Trust 04-15AL, A1 144A 5.778%, 7/25/34(3)(4)	93	93

	PAR VALUE		VALUE
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	$234		$250

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,853)			1,931

CORPORATE BONDS AND NOTES—30.6%
Consumer Discretionary—2.1%
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	135		139
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	250	BRL	129
Automotores Gildemeister SA 144A 6.750%, 1/15/23(4)	160		168
Boyd Gaming Corp. 144A 9.000%, 7/1/20(4)	160		167
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	150		161
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	80		91
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(4)	76		74
HD Supply, Inc. 10.500%, 1/15/21	135		141
International Game Technology 7.500%, 6/15/19	120		143
Isle of Capri Casinos, Inc. 144A 5.875%, 3/15/21(4)	170		170
Jones Group, Inc. (The) Apparel Group Holdings 6.875%, 3/15/19	75		80
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	100		108
Lynx I Corp. 144A 5.375%, 4/15/21(4)	200		209
MGM Resorts International 144A 6.750%, 10/1/20(4)	160		170
Sinclair Television Group, Inc. 144A 5.375%, 4/1/21(4)	175		175
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	175		176
Station Casinos LLC 144A 7.500%, 3/1/21(4)	140		145
TRW Automotive, Inc. 144A 4.500%, 3/1/21(4)	50		51
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	105		116
WMG Acquisition Corp. 144A 6.000%, 1/15/21(4)	135		142

			2,755

Consumer Staples—0.4%
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(4)	135		142
Flowers Foods, Inc. 4.375%, 4/1/22	155		158

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	PAR VALUE	VALUE
Consumer Staples—(continued)
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	$265	$265

		565

Energy—4.2%
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(4)	70	73
Bill Barrett Corp. 7.625%, 10/1/19	160	171
Breitburn Energy Partners LP 7.875%, 4/15/22	255	274
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	160	176
Chesapeake Energy Corp. 5.375%, 6/15/21	170	171
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	211
EPL Oil & Gas, Inc. 144A 8.250%, 2/15/18(4)	165	176
EV Energy Partners LP (EV Energy Finance Corp.) 8.000%, 4/15/19	65	69
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	102	109
Frontier Oil Corp. 6.875%, 11/15/18	235	256
Halcon Resources Corp. 144A 8.875%, 5/15/21(4)	130	141
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	150	179
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	200	157
Parker Drilling Co. 9.125%, 4/1/18	155	170
PDC Energy, Inc. 144A 7.750%, 10/15/22(4)	130	138
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	170	164
RegS 8.500%, 11/2/17(5)	715	697
Petroleos Mexicanos 6.000%, 3/5/20	360	425
Plains Exploration & Production Co. 6.875%, 2/15/23	160	182
QEP Resources, Inc. 6.875%, 3/1/21	110	126
Quicksilver Resources, Inc. 7.125%, 4/1/16	160	136
Rowan Cos., Inc. 4.875%, 6/1/22	160	174
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)	135	140
Targa Resources Partners LP 6.375%, 8/1/22	225	247
Venoco, Inc. 11.500%, 10/1/17	150	161
Weatherford International Ltd. 9.625%, 3/1/19	105	137
Williams Cos., Inc. (The) 3.700%, 1/15/23	115	114
Zhaikmunai LP (Zhaikmanai International BV) 144A 7.125%, 11/13/19(4)	200	214

		5,388

	PAR VALUE		VALUE
Financials—13.1%
Air Lease Corp. 4.750%, 3/1/20	$160		$164
Aircastle Ltd. 7.625%, 4/15/20	130		151
Akbank TAS 144A 7.500%, 2/5/18	300	TRY	163
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(8)	155		175
Allstate Corp. 6.125%, 5/15/37(3)	165		176
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	200		235
Alta Mesa Holdings LP 9.625%, 10/15/18	160		170
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(4)	195		195
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	155		176
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	260		295
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	195		211
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	195		204
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	150		163
Banco Santander Brasil SA 144A 8.000%, 3/18/16	330	BRL	165
Banco Santander Chile 144A 3.875%, 9/20/22(4)	155		157
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	320		362
Bancolombia SA 5.125%, 9/11/22	165		166
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200		212
Bank of India 144A 3.625%, 9/21/18(4)	200		201
Barclays Bank plc 144A 6.050%, 12/4/17(4)	250		279
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	245		257
Burlington Holdings LLC (Burlington Holding Finance, Inc.) PIK Capitalization Interest 144A 9.000%, 2/15/18(4)	100		102
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	160		164
Chubb Corp. (The) 6.375%, 3/29/67(3)	160		176
Citigroup, Inc. 4.050%, 7/30/22	130		134
CorpGroup Banking SA 144A 6.750%, 3/15/23(4)	250		263
Discover Bank 7.000%, 4/15/20	255		318
E*TRADE Financial Corp. 6.375%, 11/15/19	135		143
ESAL GmbH 144A 6.250%, 2/5/23(4)	200		202
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200		205
Fidelity National Financial, Inc. 5.500%, 9/1/22	40		45
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	160		160
First Niagara Financial Group, Inc.
6.750%, 3/19/20	50		60
7.250%, 12/15/21	150		183

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	PAR VALUE		VALUE
Financials—(continued)
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)	$275		$318
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	140		146
Genworth Financial, Inc. 7.625%, 9/24/21	60		72
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	100		106
Hertz Corp. (The) 144A 4.250%, 4/1/18(4)	40		41
Hexion U.S. Finance Corp.
144A 8.875%, 2/1/18(4)	190		198
6.625%, 4/15/20	50		50
144A 6.625%, 4/15/20(4)	140		141
Highwoods Realty LP 3.625%, 1/15/23	160		158
Huntington Bancshares, Inc. 7.000%, 12/15/20	85		106
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(6)(7)	185		197
ING U.S., Inc. 144A 5.500%, 7/15/22(4)	180		199
International Lease Finance Corp.
3.875%, 4/15/18	75		75
5.875%, 8/15/22	150		162
Intesa San Paolo SpA 3.125%, 1/15/16	200		196
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	200		204
Jefferies Group LLC 5.125%, 1/20/23	50		53
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200		234
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	190		194
Korea Development Bank 3.500%, 8/22/17	250		269
Korea Finance Corp. 4.625%, 11/16/21	200		225
Legg Mason, Inc. 5.500%, 5/21/19	100		109
Linn Energy LLC ( Linn Energy Finance Corp.) 6.500%, 5/15/19	155		163
Macquarie Group Ltd. 144A 7.625%, 8/13/19(4)	190		230
Morgan Stanley 144A 10.090%, 5/3/17(4)	280	BRL	148
Nationstar Mortgage LLC (Nationstar Capital Corp.) 144A 6.500%, 7/1/21(4)	160		168
Nordea Bank AB 144A 4.250%, 9/21/22(4)	200		205
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(8)	200		198
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)	200		199
PKO Finance AB 144A 4.630%, 9/26/22(4)(8)	200		207
Progressive Corp. (The) 6.700%, 6/15/37(3)	225		249
Prudential Financial, Inc.

	PAR VALUE	VALUE
Financials—(continued)
5.875%, 9/15/42(3)	$305	$325
5.200%, 3/15/44(3)(6)	30	30
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	200	211
Regions Bank 7.500%, 5/15/18	250	307
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250	279
Resona Bank Ltd. 144A 5.850%(3)(4)(6)(7)	160	172
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(4)(8)	200	198
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	200	212
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	155	157
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(8)	200	223
144A 5.125%, 10/29/22(4)(8)	235	235
SLM Corp.
4.625%, 9/25/17	130	135
5.500%, 1/25/23	95	95
Springleaf Finance Corp. 5.400%, 12/1/15	300	310
Sumitomo Mitsui Banking Corp. 3.000%, 1/18/23	250	250
Telecom Italia Capital SA 7.175%, 6/18/19	75	85
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(4)(8)	200	197
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	215	224
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	200	203
United Rentals North America, Inc. 7.375%, 5/15/20	150	167
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(4)	150	164
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)	205	219
Wells Fargo & Co. 3.450%, 2/13/23	135	136
Willis Group Holdings plc 5.750%, 3/15/21	165	185
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization 10.250%, 2/15/16	100	104
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	200	197
Zions Bancorp 4.500%, 3/27/17	130	139

		16,811

Health Care—0.6%
HCA, Inc. 6.500%, 2/15/20	225	254

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	PAR VALUE		VALUE
Health Care—(continued)
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	$35		$37
Symbion, Inc. 8.000%, 6/15/16	125		133
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(4)	170		167
VPI Escrow Corp. 144A 6.375%, 10/15/20(4)	150		159

			750

Industrials—4.2%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	105		105
America West Airlines, Inc. Pass-Through-Trust
Series 00-1, G 8.057%, 7/2/20	313		349
13-1, A 144A 4.000%, 7/15/25(4)	200		203
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)	165		168
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	251		258
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	141		150
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	195		203
Carpenter Technology Corp. 4.450%, 3/1/23	160		165
CDRT Holding Corp. PIK Capitalization Interest 144A 9.250%, 10/1/17(4)	140		146
CHC Helicopter SA 9.250%, 10/15/20	165		176
Continental Airlines Pass-Through-Trust 00-1, A-1 8.048%, 11/1/20	138		160
Deluxe Corp. 7.000%, 3/15/19	245		267
DP World Ltd. 144A 6.850%, 7/2/37(4)	100		114
Embraer SA 5.150%, 6/15/22	185		201
Gulfmark Offshore, Inc. 6.375%, 3/15/22	155		162
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(4)	75		80
Hellenic Railways Organization SA 5.460%, 1/30/14	100	EUR	115
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	110		122
NCL Corp. Ltd. 144A 5.000%, 2/15/18(4)	10		10
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	269		285
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	155		161
Severstal OAO (Steel Capital SA) RegS 6.250%, 7/26/16	250		268
Spirit Aerosystems, Inc. 6.750%, 12/15/20	170		182
Sydney Airport Finance Co. Ltd. 144A 3.900%, 3/22/23(4)	180		183

	PAR VALUE	VALUE
Industrials—(continued)
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	$278	$323
07-01A 6.636%, 7/2/22	207	224
11-1 A 7.125%, 10/22/23	354	406
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	225	261

		5,447

Information Technology—0.7%
Ceridian Corp. 144A 11.000%, 3/15/21(4)	5	5
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	160	163
First Data Corp.
11.250%, 3/31/16	165	167
144A 11.250%, 1/15/21(4)	170	178
Igloo Holdings Corp. PIK Interest Capitalization 144A 8.250%, 12/15/17(4)	35	36
NCR Corp. 144A 4.625%, 2/15/21(4)	160	160
QVC, Inc. 5.125%, 7/2/22	125	132
Tech Data Corp. 3.750%, 9/21/17	15	16

		857

Materials—3.0%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	225	233
Calumet Specialty Products Partners LP 9.375%, 5/1/19	155	174
Cascades, Inc. 7.875%, 1/15/20	250	270
Cemex SAB de CV 144A 5.875%, 3/25/19(4)	200	203
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	55	57
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)	200	204
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(4)	90	93
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	240	274
Huntsman International LLC 144A 4.875%, 11/15/20(4)	65	66
Ineos Finance plc 144A 8.375%, 2/15/19(4)	120	133
JMC Steel Group 144A 8.250%, 3/15/18(4)	165	176
Mexichem Sab de CV 4.875%, 9/19/22	200	212
NewMarket Corp. 144A 4.100%, 12/15/22(4)	169	172
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	160	165
Pactiv LLC 8.125%, 6/15/17	190	200
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	200	209
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	220	228

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	PAR VALUE		VALUE
Materials—(continued)
Sealed Air Corp.
144A 6.500%, 12/1/20(4)	$35		$39
144A 5.250%, 4/1/23(4)	35		35
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	130		127
United States Steel Corp. 6.875%, 4/1/21	205		212
Vale Overseas Ltd. 4.375%, 1/11/22	200		205
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	140		165

			3,852

Telecommunication Services—1.6%
America Movil SAB de CV Series 12 6.450%, 12/5/22	2,000	MXN	170
CenturyLink, Inc. Series T 5.800%, 3/15/22	150		152
Cincinnati Bell, Inc. 8.375%, 10/15/20	120		125
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	315		363
Equinix, Inc. 4.875%, 4/1/20	70		71
Frontier Communications Corp. 7.125%, 1/15/23	160		163
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)	100		102
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)	120		126
Sprint Capital Corp. 6.875%, 11/15/28	100		103
Sprint Nextel Corp. 6.000%, 11/15/22	100		103
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	100		108
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	155		165
Windstream Corp. 7.750%, 10/15/20	260		284

			2,035

Utilities—0.7%
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	160		171
7.000%, 5/20/22	125		137
Centrais Eletricas Brasileiras SA RegS 5.750%, 10/27/21(5)	200		213
Electricite de France SA 144A 5.250%(3)(4)(6)(7)	200		199
NRG Energy, Inc. 144A 6.625%, 3/15/23(4)	130		138

			858

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $37,437)			39,318

	PAR VALUE		VALUE
LOAN AGREEMENTS(3)—8.2%

Consumer Discretionary—2.2%
Advantage Sales & Marketing Second Lien, 8.250%, 6/17/18	$107		$109
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	118		120
ARC Automotive Group, Inc. (Casco Automotive Group, Inc.) 6.250%, 11/15/18	95		95
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	32		33
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	58		60
Tranche B-6, 5.500%, 1/28/18	140		130
Cannery Casino Resorts LLC First Lien, 6.000%, 10/2/18	84		85
Centaur Acquisition LLC First Lien, 5.250%, 2/20/19	34		34
Chrysler Group LLC Tranche B, 6.000%, 5/24/17	88		90
Clear Channel Communications, Inc. Tranche B, 3.850%, 1/29/16	107		95
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	160		166
EB Sports Corp. 11.500%, 12/31/15	100		100
Federal - Mogul Corp.
Tranche B, 2.138%, 12/29/14	94		88
Tranche C, 2.138%, 12/28/15	47		44
Focus Brands, Inc. First Lien, 6.250%, 2/21/18	131		133
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	130		133
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	163	CAD	161
Granite Broadcasting Corp. Tranche B, First Lien, 9.500%, 5/23/18	93		93
HD Supply, Inc. 4.500%, 10/12/17	174		176
Hostess Brands Acquisition LLC 0.000%, 3/21/20(9)	114		117
Hubbard Radio LLC Tranche 1, 4.500%, 4/28/17	23		23
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.750%, 4/24/18	218		220
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	128		131
SRAM LLC Second Lien, 8.500%, 12/7/18	160		163

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	PAR VALUE	VALUE
Consumer Discretionary—(continued)
TI Group Auto Systems LLC 9.750%, 3/28/19	$78	$79
Transtar Holding Co. Second Lien, 9.755%, 10/9/19	63	65
Zuffa LLC 5.750%, 2/25/20	132	134

		2,877

Consumer Staples—0.3%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	18	18
Second Lien, 9.500%, 10/10/17	105	109
Crossmark Holdings, Inc. First Lien, 4.500%, 12/20/19	181	182
Rite Aid Corp. Tranche 1, Second Lien 5.750%, 8/21/20	8	8
Supervalu, Inc. 0.000%, 3/21/19(9)	75	76

		393

Energy—0.4%
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	169	161
NGPL Pipeco LLC 6.750%, 9/15/17	96	98
Samson Investment Co. Second Lien, 6.000%, 9/25/18	118	120
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	133	134

		513

Financials—0.4%
iPayment, Inc . 5.750%, 5/8/17	94	94
iStar Financial, Inc. 4.500%, 10/15/17	152	153
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	95	97
Ocwen Financial Corp. 5.000%, 2/15/18	51	52
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	159	162

		558

Health Care—0.7%
American Renal Holdings, Inc. Tranche B, Second Lien, 8.500%, 2/20/20	100	101
AMN Healthcare, Inc. Tranche B, 5.750%, 4/5/18	124	124
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	54	55
Second Lien, 11.000%, 1/2/19	45	46

	PAR VALUE	VALUE
Health Care—(continued)
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 12/12/17	$54	$55
INC Research LLC 6.000%, 7/12/18	49	49
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	126	125
MModal, Inc. Tranche B, 6.750%, 8/16/19	149	145
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	40	40
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	128	130

		870

Industrials—1.1%
Alliance Laundry Systems LLC
First Lien, 4.500%, 12/10/18	194	196
Second Lien, 9.500%, 12/10/19	15	15
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	18	19
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	46	47
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.)
Tranche B-1, First Lien, 6.250%, 10/23/18	76	77
Second Lien, 11.000%, 10/23/19	65	65
Ceridian Corp. Extended, 5.950%, 5/9/17	160	163
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	31	32
Commercial Barge Line Co. Tranche B, 7.500%, 9/22/19	135	136
Delta Air Lines, Inc. Tranche B-1, 5.250%, 10/18/18	50	51
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.450%, 6/30/17	105	104
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	160	160
Husky Injection Molding System (Yukon Acquisition, Inc.) 4.250%, 7/2/18	83	84
McJunkin Red Man Corp. 6.250%, 11/8/19	113	115
Navistar, Inc. Tranche B, 7.000%, 8/17/17	130	131
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	59	60

		1,455

Information Technology—1.9%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	13	13

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	PAR VALUE	VALUE
Information Technology—(continued)
7.250%, 1/30/19	$127	$129
Avaya, Inc. Tranche B-3, 4.780%, 10/26/17	251	237
Blue Coat Systems, Inc. 5.750%, 2/15/18	144	145
CCC Holdings, Inc. Tranche B 0.000%, 12/20/19	67	68
Deltek, Inc.
First Lien, 5.000%, 10/10/18	130	131
Second Lien, 10.000%, 10/10/19	18	18
DynCorp International, Inc. 6.250%, 7/7/16	93	93
EZE Castle Software, Inc. 0.000%, 3/31/19(9)	16	16
First Data Corp. Tranche B, 5.200%, 3/24/17	208	210
Freescale Seminconductor, Inc. Tranche B-1 5.000%, 3/1/20	119	120
Go Daddy Operating Co. LLC
5.500%, 10/31/14	105	107
Tranche B-1 5.500%, 12/17/18	99	100
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	169	168
Ipreo Holdings LLC
Tranche B-2 6.500%, 8/7/17	125	127
Tranche B-3 6.500%, 8/7/17	34	34
Novell, Inc. (Attachmate Corp.) First Lien, 7.500%, 11/22/17	118	119
Oberthur Technologies Finance SAS Tranche B-3, 6.250%, 11/30/18	154	154
RP Crown Parent LLC First Lien 6.750%, 12/21/18	42	43
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 8.000%, 12/7/18	64	65
Spansion LLC 5.250%, 12/13/18	51	52
SRA International, Inc. 6.500%, 7/20/18	129	129
Wall Street Systems Holdings, Inc.
First Lien, 5.750%, 10/25/19	65	66
Second Lien, 9.250%, 10/25/20	68	69

		2,413

Materials—0.9%
Ameriforge Group, Inc.
First Lien, 6.000%, 12/19/19	30	30
Second Lien, 9.750%, 12/21/20	20	21
AZ Chem US, Inc. 5.750%, 12/22/17	131	133
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	259	264
Flash Dutch 2 B.V. & U.S Coatings Acquisition, Inc. Tranche B, 4.750%, 2/1/20	30	30

	PAR VALUE	VALUE
Materials—(continued)
Fortescue Metals Group Ltd. 5.250%, 10/18/17	$61	$62
Houghton International, Inc. Holding Corp.
First Lien, 5.000%, 12/20/19	140	142
Second Lien, 9.500%, 12/21/20	95	97
Kronos, Inc.
First Lien, 4.750%, 10/30/19	31	31
Second Lien, 9.750%, 4/30/20	100	105
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	173	176
Tronox, Inc. 0.000%, 3/19/20(9)	35	36

		1,127

Telecommunication Services—0.2%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	99	101
Integra Telecom Holdings, Inc. 6.000%, 2/22/19	90	92

		193

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.750%, 10/10/17	125	89

TOTAL LOAN AGREEMENTS (Identified Cost $10,288)		10,488

	SHARES	VALUE
PREFERRED STOCK—0.5%

Financials—0.5%
Citigroup Capital XVII Series E 6.350%	7,460	189
General Electric Capital Corp. Series B 6.25%(3)	200,000	220
U.S. Bancorp Series G 6.00%(3)	4,400	122
Wells Fargo & Co. Series K, 7.98%(3)	140,000	162

TOTAL PREFERRED STOCK (Identified Cost $654)		693

COMMON STOCKS—83.2%

Consumer Discretionary—2.5%
Eutelsat Communications SA	40,736	1,436
SES SA	57,744	1,810

		3,246

Energy—20.9%
Enbridge, Inc.	161,106	7,498
Kinder Morgan, Inc.	112,546	4,353

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	SHARES	VALUE
Energy—(continued)
Spectra Energy Corp.	122,900	$3,779
TransCanada Corp.	106,668	5,109
Williams Cos., Inc. (The)	161,664	6,056

		26,795

Financials—1.8%
American Tower Corp.	30,960	2,381

Industrials—12.0%
Abertis Infraestructuras S.A.	99,637	1,674
Atlantia SpA	115,284	1,821
Auckland International Airport Ltd.	494,760	1,219
Ferrovial SA	85,759	1,361
Flughafen Zuerich AG	2,819	1,312
Fraport AG Frankfurt Airport Services Worldwide	23,989	1,345
Koninklijke Vopak N.V.	41,758	2,517
Transurban Group	482,946	3,208
Vinci SA	20,607	928

		15,385

Telecommunication Services—19.4%
AT&T, Inc.	141,190	5,180
BCE, Inc.	22,267	1,040
BT Group plc	306,537	1,295
Crown Castle International Corp.(2)	42,905	2,988
Nippon Telegraph & Telephone Corp. ADR	38,645	840
Singapore Telecommunications Ltd.	635,000	1,838
TDC A/S	179,690	1,380
TELUS Corp.	31,081	2,146
Verizon Communications, Inc.	53,163	2,613
Vodafone Group plc Sponsored ADR	168,595	4,790
Windstream Corp.	109,277	869

		24,979

Utilities—26.6%
Allette, Inc.	16,560	812
APA Group	187,860	1,166
CenterPoint Energy, Inc.	58,050	1,391
Centrica plc	162,995	911
CMS Energy Corp.	54,410	1,520
Consolidated Edison, Inc.	19,150	1,169
Dominion Resources, Inc.	30,493	1,774
DTE Energy Co.	15,875	1,085
E.ON AG	27,728	484
FirstEnergy Corp.	40,070	1,691

	SHARES	VALUE
Utilities—(continued)
National Grid plc	150,414	$1,748
NextEra Energy, Inc.	29,540	2,295
NiSource, Inc.	50,235	1,474
Northeast Utilities	25,090	1,090
Northwest Natural Gas Co.	18,620	816
NV Energy, Inc.	61,300	1,228
ONEOK, Inc.	32,070	1,529
Pinnacle West Capital Corp.	23,000	1,331
Questar Corp.	41,000	998
Sempra Energy	28,025	2,240
SevernTrent plc	45,112	1,173
SP AusNet	912,630	1,135
Terna Rete Elettrica Nazionale SpA	235,945	977
United Utilities Group plc	90,838	978
Wisconsin Energy Corp.	43,408	1,862
XCEL Energy, Inc.	41,445	1,231

		34,108

TOTAL COMMON STOCKS (Identified Cost $91,556)		106,894

TOTAL LONG TERM INVESTMENTS—135.1%
(Identified cost $155,536)		173,513	(10)

SHORT-TERM INVESTMENTS—3.1%

Money Market Mutual Funds—3.1%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	3,932,673	3,933

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,933)		3,933

TOTAL INVESTMENTS—138.2% (Identified Cost $159,469)		177,446	(1)

Other assets and liabilities, net—(38.2)%		(49,004)

NET ASSETS—100.0%		$128,442

Abbreviations:

ADR	American Depositary Receipt
PIK REMIC	Payment-in-Kind Security Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $24,672 or 19.2% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date
(8)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(9)	This loan will settle after March 31, 2013, at which time the interest rate will be determined.
(10)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(11)	Principal is adjusted according to local inflation index

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	55%
Canada	10
United Kingdom	6
Australia	4
Brazil	2
Luxembourg	2
Spain	2
Other	19

Total	100%

†	% of total investments as of March 31, 2013

Virtus Total Return Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$1,931	$—	$1,931
Corporate Bonds And Notes	39,318	—	39,318
Foreign Government Securities	8,029	—	8,029
Loan Agreements	10,488	—	10,488
Mortgage-Backed Securities	6,160	—	6,160
Equity Securities:
Common Stocks	106,894	106,894	—
Preferred Stock	693	123	570
Short-Term Investments	3,933	3,933	—
Total Investments	$177,446	$110,950	$66,496

There are no Level 3 (significant unobservable input) priced securities.

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

NOTE 1— SIGNIFICICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non – U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non – U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases the Fund fair values non – U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading the U.S. markets for investments such as ADRS, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Besause the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

NOTE 2— FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)
$159,468	$19,188	$(1,210)	$17,978

NOTE 3— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Total Return Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/2013

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer, and
Treasurer
(principal financial officer)

Date	05/29/2013

* Print the name and title of each signing officer under his or her signature.